DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Liabilities
Derivative liabilities

	Derivative liabilities associated with:
	Warrants	Convertible Note	Total
Balance, December 31, 2019	$48,055	$–	$48,055
Exercise of warrants	(1,487)	–	(1,487)
Fair value of expired warrant	(16)	–	(16)
Change in fair value of derivative liabilities	(23,185)	–	(23,185)
Foreign exchange effect on derivative liability	969	–	969
Balance, December 31, 2020	24,336	–	24,336
Issuance of convertible note	–	127,049	127,049
Fair value of expired warrant	(1,258)	–	(1,258)
Change in fair value of derivative liabilities	17,585	43,446	61,031
Foreign exchange effect on derivative liability	(229)	–	(229)
Balance, December 31, 2021	$40,434	$170,495	$210,929

Assumptions used for derivatives

	2021	2020	2019
Volatility	545.20%	411.10%	425.91%
Expected life	0.45 to 2.12 years	0.33 to 3.12 years	0.18 to 4.38 years
Risk-free interest rate	0.95% - 1.42%	0.20% - 0.67%	1.37% - 1.58%
Dividend yield	0.00%	0.00%	0.00%